Northern Lights Fund Trust

PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Calendar Effects Fund

Incorporated herein by reference is the definitive version of the supplement for PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Calendar Effects Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 30, 2015 (SEC Accession No. 0001580642-15-005475).